Summary of Bank Loans and Acceptances (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of Banks loans and acceptances [Line Items]
Loans and acceptances	$ 729,012	$ 725,812
Allowance for loan losses	6,390	8,289
Loans and acceptances	268,340	252,219
Loans and acceptances	189,864	185,460
Loans and acceptances	30,738	32,334
Loans and acceptances	240,070	255,799
Loans and acceptances	18,448	14,941
Loans and acceptances [member]
Disclosure of Banks loans and acceptances [Line Items]
Loans and acceptances	749,062	743,255
Allowance for loan losses [member]
Disclosure of Banks loans and acceptances [Line Items]
Allowance for loan losses	6,390	8,290
Loans and acceptances, net of allowance [member]
Disclosure of Banks loans and acceptances [Line Items]
Loans and acceptances	742,672	734,965
Residential mortgages [member]
Disclosure of Banks loans and acceptances [Line Items]
Loans and acceptances	268,340	252,219
Consumer instalment and other personal [member]
Disclosure of Banks loans and acceptances [Line Items]
Loans and acceptances	189,864	185,460
Credit card [member]
Disclosure of Banks loans and acceptances [Line Items]
Loans and acceptances	30,738	32,334
Business and government [Member]
Disclosure of Banks loans and acceptances [Line Items]
Loans and acceptances	240,070	255,799
Customers' liability under acceptances [member]
Disclosure of Banks loans and acceptances [Line Items]
Loans and acceptances	18,448	14,941
Loans at FVOCI [member]
Disclosure of Banks loans and acceptances [Line Items]
Loans and acceptances	$ 1,602	$ 2,502